Offsetting financial assets and financial liabilities	12 Months Ended
Oct. 31, 2025
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Offsetting financial assets and financial liabilities

Note 29 Offsetting financial assets and financial liabilities
Offsetting within our Consolidated Balance Sheets may be achieved where financial assets and liabilities are subject to master netting arrangements that provide the currently enforceable right of offset and where there is an intention to settle on a net basis or realize the assets and settle the liabilities simultaneously. For derivative contracts and repurchase and reverse repurchase arrangements, this is generally achieved when there is a market mechanism for settlement (e.g., central counterparty exchange or clearing house) which provides daily net settlement of cash flows arising from these contracts. Margin receivables and margin payables are generally offset as they settle simultaneously through a market settlement mechanism.
Amounts that do not qualify for offsetting include master netting arrangements that only permit outstanding transactions with the same counterparty to be offset in an event of default or occurrence of other predetermined events. Such master netting arrangements include the International Swaps and Derivatives Association Master Agreement or certain derivative exchange or clearing counterparty agreements for derivative contracts, global master repurchase agreements and global master securities lending agreements for repurchase, reverse repurchase and other similar secured lending and borrowing arrangements.
The amount of financial collateral received or pledged subject to master netting arrangements or similar agreements that do not qualify for offsetting refers to the collateral received or pledged to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or the occurrence of other predetermined events. Certain amounts of collateral are restricted from being sold or re-pledged
unless there is an event of default or the occurrence of other predetermined events.
The following tables provide the financial instrument amounts that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2025
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$467,653	$157,970	$309,683	$101	$308,751	$831	$–	$309,683
Derivative assets	173,512	2,067	171,445	127,728	19,425	24,292	5,761	177,206
Other financial assets	2,364	540	1,824	30	382	1,412	–	1,824
	$643,529	$160,577	$482,952	$127,859	$328,558	$26,535	$5,761	$488,713
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$447,486	$157,970	$289,516	$101	$287,612	$1,803	$–	$289,516
Derivative liabilities	172,461	2,067	170,394	127,728	23,520	19,146	13,559	183,953
Other financial liabilities	1,457	540	917	30	–	887	–	917
	$621,404	$160,577	$460,827	$127,859	$311,132	$21,836	$13,559	$474,386

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $16 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $312 billion (October 31, 2024 – $352 billion) received for financial assets and cash collateral of $19 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $292 billion (October 31, 2024 – $307 billion) pledged for financial liabilities.